LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2024
LOANS, FINANCING AND DEBENTURES
Schedule of composition of loans, financing and debentures

	Average
	annual rates in
	2024 (%)	12/31/2024	12/31/2023
National Currency
Capital markets[1]	12.47	39,904,209	27,074,612
Development banks[2]	11.18	14,308,971	16,735,742
Banking market[3]	13.18	3,529,199	5,103,955
Other Institutions[5]	10.39	1,118,862	3,646,220
		58,861,241	52,560,529
Foreign currency
Capital market[1]	13.86	11,971,847	6,246,018
Investment banks[2]	7.58	436,292	419,170
Banking market[3]	13.20	4,351,194	234,652
		16,759,333	6,899,840

		75,620,574	59,460,369

Financial Charges		1,100,380	1,640,901
Principal		11,709,492	9,249,972
Current		12,809,872	10,890,873

Non-current		62,810,702	48,569,496

		75,620,574	59,460,369

[1]The balance refers to the bonuses, debentures and commercial paper;

[2]The balance refers to the operations with BASA FNO, BNDES, BNB and FINEP;

[3]The balance refers to loans and financing with financial institutions;

		12/31/2024		12/31/2023
	Maturity	Current	Non-Current	Current	Non-Current
Bonds
Eletrobras	02/04/2025	3,095,646	—	—	2,441,151
Eletrobras	02/04/2030	248,409	4,415,847	—	3,804,867
Eletrobras	01/11/2035	249,206	3,962,739	—	—
		3,593,261	8,378,586	—	6,246,018
Commercial Notes
Eletrobras	08/23/2025	520,428	—	20,544	499,262
Eletrobras¹	08/23/2026	21,379	498,118	21,677	498,770
Eletrobras¹	08/23/2027	377,797	665,745	43,701	996,989
Eletrobras¹	08/23/2027	21,768	497,639	21,992	498,524
Eletrobras¹	08/23/2028	42,662	990,422	44,205	996,753
		984,034	2,651,924	152,119	3,490,298
Debêntures
Eletrobras	04/25/2024	—	—	2,233,550	—
Eletrobras¹	11/15/2024	—	—	152,396	—
Eletrobras	04/15/2026	31,785	1,200,000	33,306	1,200,000
Eletrobras	04/25/2026	14,572	1,000,000	15,497	1,000,000
Eletrobras	09/15/2028	107,834	2,965,193	82,304	2,853,424
Eletrobras	04/15/2029	48,659	1,982,737	—	—
Eletrobras	05/15/2029	5,546	951,227	5,468	906,463
Eletrobras¹	11/15/2029	4,162	1,062,361	2,373	1,000,832
Eletrobras	04/15/2031	18,458	1,856,017	17,250	1,768,675
Eletrobras	04/15/2031	25,279	1,016,742	—	—
Eletrobras	09/15/2031	76,849	4,087,442	56,898	3,999,963
Eletrobras	09/15/2034	97,423	1,426,282	—	—
Madeira Energia S.A	04/15/2024	—	—	291,964	—
Madeira Energia S.A	06/28/2038	1,091,601	4,438,108	358,300	5,153,018
CHESF	01/15/2029	25,459	98,775	23,406	115,247
CHESF	04/15/2029	23,592	997,109	—	—
CHESF	06/15/2031	299,048	4,357,062	—	—
CHESF	09/15/2031	36,271	1,336,250	—	—
CHESF	09/15/2034	15,640	566,250	—	—
CGTEletrosul	09/16/2024	—	—	223,192	—
CGTEletrosul	08/31/2028	10,177	248,932	10,991	248,531
CGTEletrosul	09/15/2028	14,095	95,585	11,999	102,624
CGTEletrosul	11/15/2028	628	384,651	605	364,368
CGTEletrosul	09/15/2029	3,166	244,117	5,801	227,231
CGTEletrosul	04/15/2031	4,594	503,820	—	—
Eletronorte	06/28/2028	55,765	138,888	—	194,444
Eletronorte	06/28/2028	101,359	232,334	—	333,333
Eletronorte	04/15/2031	9,631	1,008,502	—	—
Eletronorte	09/15/2031	35,527	1,332,652	—	—
Eletronorte	09/15/2034	15,402	564,693	—	—
Eletronorte	05/30/2032	—	—	55,641	383,101
		2,172,522	34,095,729	3,580,941	19,851,254

		6,749,817	45,126,239	3,733,060	29,587,570

Schedule of maturity of long-term portion of loans and financing

	2026	2027	2028	2029	after 2029	Total
Payment flow	7,212,134	7,012,196	6,045,088	6,715,367	35,825,917	62,810,702

Schedule of changes in loans, financing and debentures

	12/31/2024	12/31/2023
Opening balance as of January 1	59,460,369	58,071,102
Effect on cash flow:
Funding	29,965,839	11,821,053
Interest Paid	(6,411,738)	(5,433,471)
Principal Amortization	(16,009,832)	(13,455,384)
Non-cash effect:
Merge of subsidiary	—	2,753,190
Interest and charges incurred	5,651,860	5,622,235
Monetary variations incurred	501,819	250,298
Exchange rate variations incurred	113,072	(124,412)
Fair value adjustment	2,434,141	(44,242)
Transfer to held for sale	(84,956)	—
Final balance on December 31	75,620,574	59,460,369

Schedule of issuance of credit transactions

During the 2024 fiscal year, the Company concluded the issuance of credit transactions, as demonstrated below:

	Eletrobras	Eletrobras	Eletrobras	Eletrobras	Eletrobras
Operation	Bonds	Debentures	Debentures	Commercial Notes	Debentures
Series	—	1st series	2nd series	Unique	Unique
Type	—	Not encouraged	Not encouraged
Rate (% p.a.)	122.59 CDI	DI + 0.85	DI + 1.00	DI + 0.75	6.87
Amount (R$)	4,219,050	1,988,895	1,019,900	2,000,000	1,600,000
Maturity	1/11/2035	4/15/2029	4/15/2031	6/15/2026	9/15/2034

	Chesf	Chesf	Chesf	Chesf	Eletronorte
Operation	Debentures	Debentures	Debentures	Debentures	Debentures
Series	Unique	Unique	1st series	2nd series	Unique
Type	Not encouraged	Not encouraged			Encouraged
Rate (% p.a.)	DI + 0.85	DI + 0.31	DI + 0.85	DI + 1.05	IPCA + 6.34
Amount (R$)	1,000,000	4,900,000	1,336,250	566,250	1,000,000
Maturity	4/15/2029	6/15/2031	9/15/2031	9/15/2034	4/15/2031

	Eletronorte	Eletronorte	CGT Eletrosul
Operation	Debentures	Debentures	Debentures
Series	2nd series	1st series	Unique
Type			Encouraged
Rate (% p.a.)	DI + 1.05	DI + 0.85	IPCA + 6.34
Amount (R$)	566,250	1,336,250	500,000
Maturity	9/15/2034	9/15/2031	4/15/2031

Schedule of non-subsidiaries guarantees

UNCONTROLLED COMPANIES
		Guaranteed
		Outstanding	Warranty
Guarantor	Enterprise/Project	Balance in 2024	Expiration
Eletrobras	UHE Belo Monte - Norte Energia	13,705,150	2042
Eletrobras	Angra III	3,214,289	2036
Eletrobras	UHE Jirau	2,967,800	2034
Eletrobras	Angra III	2,826,476	2038
Eletrobras	UHE Jirau	828,232	2035
Eletrobras	UHE Sinop	548,222	2038
Eletrobras	Transnorte Energia	404,620	2041
Eletrobras	Transnorte Energia	362,679	2026
Eletrobras	Transnorte Energia	232,598	2026
Eletrobras	Amazonas Energia	137,477	2026
Eletronorte	UHE Sinop	74,238	2032
Chesf	UHE Sinop	74,238	2032
Eletrobras	Angra I	75,740	2027
Eletrobras	Caldas Novas Transmissão	1,650	2028
Guarantees for non-controlled companies		25,453,409

Schedule of subsidiaries guarantees

		Guaranteed
		Outstanding	Warranty
Guarantor	Enterprise/Project	Balance in 2024	Expiration
Eletrobras	UHE Santo Antônio	5,530,369	2038
Eletrobras	Issuance of Debentures - Chesf	4,896,860	2031
Eletrobras	Issuance of Debentures - Chesf	1,954,411	2034
Eletrobras	Issuance of Debentures - Eletronorte	1,954,411	2034
Eletrobras	Teles Pires Participações	1,487,392	2036
Eletrobras	Issuance of Debentures - Chesf	1,020,701	2029
Eletrobras	Issuance of Debentures - Eletronorte	1,042,876	2031
Eletrobras	Working Capital Structure 4 - Eletronorte	722,178	2028
Eletrobras	Working Capital Structure 5 - Eletronorte	583,964	2028
Eletrobras	Cash Reinforcement - CGT Eletrosul	520,660	2025
Eletrobras	Cash Reinforcement - CGT Eletrosul	503,440	2025
Eletrobras	Cash Reinforcement - CGT Eletrosul	501,169	2025
Eletrobras	Issuance of Debentures - CGT Eletrosul	521,184	2031
Eletrobras	Belo Monte Transmissora de Energia	262,477	2029
Eletrobras	UHE Santo Antônio	381,321	2030
Eletrobras	Issuance of Debentures - Settlement of BNDES Contracts - Eletronorte	333,693	2028
Eletrobras	Issuance of Debentures - CGT Eletrosul	260,577	2028
Eletrobras	Issuance of Debentures - CGT Eletrosul	228,262	2025
Eletrobras	Complexo Eólico Livramento - Entorno II	214,614	2028
Eletrobras	Various - AmGT	194,654	2028
Eletrobras	Working Capital Structure 3 - Eletronorte	123,221	2028
Eletrobras	Corporate Projects Chesf	135,719	2029
Eletrobras	Linha Verde Transmissora	121,066	2033
Eletrobras	Eólicas Casa Nova II e III	114,317	2031
Eletrobras	Transmissora Sul Brasileira de Energia	109,681	2028
Eletrobras	Corporate Projects of Transmission - Chesf	102,273	2031
Eletrobras	Corporate Projects of Transmission - Chesf	200,555	2034
Eletrobras	UHE Mauá	84,956	2028
Chesf	Transmissora Delmiro Gouveia	85,236	2032
Eletrobras	UHE São Domingos	60,806	2028
Chesf	Transmissora Delmiro Gouveia	40,429	2031
Eletrobras	Corporate Projects of Transmission - Chesf	79,302	2036
Eletrobras	UHE Passo de São João	26,919	2026
Eletrobras	Projetos Corporativos Chesf	29,698	2029
Eletrobras	RS Energia	8,031	2027
Eletrobras	RS Energia	4,542	2027
Guarantees of controlled companies		24,441,964